Loss Per Share (Tables)	6 Months Ended
Jun. 30, 2025
Loss Per Share [Abstract]
Schedule of Loss and the Weighted Average Number of Ordinary Shares

The loss and the weighted average number of ordinary shares used in computing basic and diluted net loss per share is as follows:

	For the Six Months ended June 30,
	2025	2024
Numerator:
Net loss applicable to shareholders of ordinary shares	$(177)	$(588)
Interest accrued on Preferred Shares	-	(36)
Total loss attributed to ordinary shares	(177)	(624)

Denominator:
Number of ordinary shares used in computing basic and diluted net loss per share	1,443,182	10,417
Net loss per share of ordinary share, basic and diluted	$(0.12)	$(59.90)

Schedule of Computation of Diluted Net Loss Per Share

The potential shares of ordinary shares that were excluded from the computation of diluted net loss per share attributable to ordinary shareholders for the periods presented because including them would have been anti-dilutive are as follows:

	Six Months ended June 30,
	2025	2024

Options	985	985
IPO warrants	5,747	-
Series A Warrants	833	-
Exchange Warrants	2,055	-

Total	9,620	985